SUPPLEMENT TO THE FIDELITY(registered trademark) VARIABLE INSURANCE PRODUCTS INITIAL CLASS
APRIL 30, 2000 PROSPECTUS

   The following information replaces similar information found under the heading "Investment Objective" for VIP Balanced Portfolio in the "Investment Summary" section on page 5.

   VIP BALANCED PORTFOLIO seeks income and capital growth consistent with reasonable risk.

   The following information replaces similar information for VIP
Balanced - Initial Class found under the heading "Average Annual
Returns" in the "Performance" section on page 13.

For the periods ended    Past 1 year  Past 5 years  Past 10 years/ Life of class
December 31, 1999

Fidelity Balanced 60/40   12.00%      n/a            20.12%C
Composite Index


   C FROM JANUARY 3, 1995.

   The following information replaces the second paragraph following the "Average Annual Returns" table in the "Performance" section on page 14.

   Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: equity - the Standard & Poor's 500 Index (S&P 500(registered trademark)), and bond
- the Lehman Brothers Aggregate Bond Index. The index weightings of the composite index are rebalanced monthly.

   The following information replaces similar information found under the heading "Investment Objective" for VIP Balanced Portfolio in the "Investment Details" section on page 19.

       VIP BALANCED PORTFOLIO    seeks income and capital growth
consistent with reasonable risk.

   The following information replaces the third paragraph found under the heading "Principal Investment Strategies" for VIP Balanced
Portfolio in the "Investment Details" section beginning on page
19.

   FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given time FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

   The following information replaces similar information found under the heading "Fundamental Investment Policies" for VIP Balanced
Portfolio in the "Investment Details" section on page 26.

       VIP BALANCED PORTFOLIO    seeks income and capital growth
consistent with reasonable risk.

   ON JULY 10, 2000, THE SEC GRANTED BT A PERMANENT ORDER PERMITTING BT AND ITS AFFILIATES TO CONTINUE TO PROVIDE INVESTMENT ADVISORY SERVICES TO REGISTERED INVESTMENT COMPANIES. ACCORDINGLY, THE EIGHTH AND NINTH PARAGRAPHS OF THE "FUND MANAGEMENT" SECTION ON PAGE 28 ARE DELETED.


SUPPLEMENT TO THE FIDELITY(registered trademark) VARIABLE INSURANCE PRODUCTS INITIAL CLASS
APRIL 30, 2000 PROSPECTUS

   The following information replaces similar information found under the heading "Investment Objective" for VIP Balanced Portfolio in the "Investment Summary" section on page 4.

       VIP BALANCED PORTFOLIO    seeks income and capital growth
consistent with reasonable risk.

   The following information replaces similar information for VIP
Balanced - Initial Class found under the heading "Average Annual
Returns" in the "Performance" section on page 12.

For the periods ended    Past 1 year  Past 5 years  Life of  class
December 31, 1999

Fidelity Balanced 60/40   12.00%      n/a            20.12%B
Composite Index

   B FROM JANUARY 3, 1995.

   The following information replaces the second paragraph following the "Average Annual Returns" table in the "Performance" section on page 13.

   Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: equity - the Standard & Poor's 500 Index (S&P 500(registered trademark)), and bond
- the Lehman Brothers Aggregate Bond Index. The index weightings of the composite index are rebalanced monthly.

   The following information replaces similar information found under the heading "Investment Objective" for VIP Balanced Portfolio in the "Investment Details" section on page 18.

       VIP BALANCED PORTFOLIO    seeks income and capital growth
consistent with reasonable risk.

   The following information replaces the third paragraph found under the heading "Principal Investment Strategies" for VIP Balanced
Portfolio in the "Investment Details" section on page 18.

   FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given time FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

   The following information replaces similar information found under the heading "Fundamental Investment Policies" for VIP Balanced
Portfolio in the "Investment Details" section on page 24.

       VIP BALANCED PORTFOLIO    seeks income and capital growth
consistent with reasonable risk.

   ON JULY 10, 2000, THE SEC GRANTED BT A PERMANENT ORDER PERMITTING BT AND ITS AFFILIATES TO CONTINUE TO PROVIDE INVESTMENT ADVISORY SERVICES TO REGISTERED INVESTMENT COMPANIES. ACCORDINGLY, THE EIGHTH AND NINTH PARAGRAPHS OF THE "FUND MANAGEMENT" SECTION ON PAGE 27 ARE DELETED.

SUPPLEMENT TO THE FIDELITY(registered trademark) VARIABLE INSURANCE PRODUCTS SERVICE CLASS
APRIL 30, 2000 PROSPECTUS

   The following information replaces similar information found under the heading "Investment Objective" for VIP Balanced Portfolio in the "Investment Summary" section on page 4.

       VIP BALANCED PORTFOLIO    seeks income and capital growth
consistent with reasonable risk.

   The following information replaces similar information for VIP
Balanced - Service Class found under the heading "Average Annual
Returns" in the "Performance" section on page 11.

For the periods ended    Past 1 year  Life of class
December 31, 1999

Fidelity Balanced 60/40   12.00%       16.64%B
Composite Index

   B FROM NOVEMBER 3, 1997.

   The following information replaces the second paragraph following the "Average Annual Returns" table in the "Performance" section on page 12.

   Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: equity - the Standard & Poor's 500 Index (S&P 500(registered trademark)), and bond
- the Lehman Brothers Aggregate Bond Index. The index weightings of the composite index are rebalanced monthly.

   The following information replaces similar information found under the heading "Investment Objective" for VIP Balanced Portfolio in the "Investment Details" section on page 16.

       VIP BALANCED PORTFOLIO    seeks income and capital growth
consistent with reasonable risk.

   The following information replaces the third paragraph found under the heading "Principal Investment Strategies" for VIP Balanced
Portfolio in the "Investment Details" section on page 16.

   FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given time FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

   The following information replaces similar information found under the heading "Fundamental Investment Policies" for VIP Balanced
Portfolio in the "Investment Details" section on page 21.

       VIP BALANCED PORTFOLIO    seeks income and capital growth
consistent with reasonable risk.

SUPPLEMENT TO THE FIDELITY(registered trademark) VARIABLE INSURANCE PRODUCTS SERVICE CLASS 2
APRIL 30, 2000 PROSPECTUS

   The following information replaces similar information found under the heading "Investment Objective" for VIP Balanced Portfolio in the "Investment Summary" section on page 5.

       VIP BALANCED PORTFOLIO    seeks income and capital growth
consistent with reasonable risk.

   The following information replaces similar information for VIP
Balanced - Initial Class found under the heading "Average Annual
Returns" in the "Performance" section on page 14.

For the periods ended    Past 1 year  Past 5 years  Past 10 years/ Life of class
December 31, 1999

Fidelity Balanced 60/40   12.00%      n/a            20.12%C
Composite Index


   C FROM JANUARY 3, 1995.

   The following information replaces the second paragraph following the "Average Annual Returns" table in the "Performance" section on page 15.

   Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: equity - the Standard & Poor's 500 Index (S&P 500(registered trademark)), and bond
- the Lehman Brothers Aggregate Bond Index. The index weightings of the composite index are rebalanced monthly.

   The following information replaces similar information found under the heading "Investment Objective" for VIP Balanced Portfolio in the "Investment Details" section on page 19.

       VIP BALANCED PORTFOLIO    seeks income and capital growth
consistent with reasonable risk.

   The following information replaces the third paragraph found under the heading "Principal Investment Strategies" for VIP Balanced
Portfolio in the "Investment Details" section beginning on page
19.

   FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given time FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

   The following information replaces similar information found under the heading "Fundamental Investment Policies" for VIP Balanced
Portfolio in the "Investment Details" section on page 26.

       VIP BALANCED PORTFOLIO    seeks income and capital growth
consistent with reasonable risk.

   ON JULY 10, 2000, THE SEC GRANTED BT A PERMANENT ORDER PERMITTING BT AND ITS AFFILIATES TO CONTINUE TO PROVIDE INVESTMENT ADVISORY SERVICES TO REGISTERED INVESTMENT COMPANIES. ACCORDINGLY, THE EIGHTH AND NINTH PARAGRAPHS OF THE "FUND MANAGEMENT" SECTION ON PAGE 28 ARE DELETED.

SUPPLEMENT TO THE
FIDELITY(registered trademark) VARIABLE INSURANCE PRODUCTS:
MONEY MARKET PORTFOLIO, HIGH INCOME PORTFOLIO, EQUITY-INCOME PORTFOLIO, GROWTH PORTFOLIO, OVERSEAS PORTFOLIO, INVESTMENT GRADE BOND PORTFOLIO, ASSET MANAGERSM PORTFOLIO, ASSET MANAGER: GROWTH(registered trademark) PORTFOLIO, INDEX 500 PORTFOLIO, CONTRAFUND(registered trademark) PORTFOLIO, BALANCED PORTFOLIO, GROWTH & INCOME PORTFOLIO, GROWTH OPPORTUNITIES PORTFOLIO, AND MID CAP PORTFOLIO
FUNDS OF VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, AND VARIABLE INSURANCE PRODUCTS FUND III
INITIAL CLASS, SERVICE CLASS, AND SERVICE CLASS 2
STATEMENT OF ADDITIONAL INFORMATION
APRIL 30, 2000

   THE FOLLOWING INFORMATION REPLACES FUNDAMENTAL INVESTMENT
LIMITATION (1) FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS"
SECTION ON PAGE 3.

   (1) (for VIP Balanced Portfolio, VIP Growth & Income Portfolio, and VIP Growth Opportunities Portfolio) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

   THE FOLLOWING INFORMATION REPLACES FUNDAMENTAL INVESTMENT
LIMITATIONS (4) AND (5) FOR VIP BALANCED PORTFOLIO,VIP GROWTH & INCOME PORTFOLIO, VIP GROWTH OPPORTUNITIES PORTFOLIO, AND VIP MID CAP
PORTFOLIO FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION
ON PAGE 4.

   (4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

   (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 58.

MARIE L. KNOWLES (53), Member of the Advisory Board (2000). Beginning in 1972, Ms. Knowles served in various positions with Atlantic Richfield Company (ARCO) (diversified energy) including Executive Vice President and Chief Financial Officer (1996-2000); Director (1996-1998); and Senior Vice President (1993-1996). In addition, Ms. Knowles served as President of ARCO Transportation Company (1993-1996). She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles also serves as a member of the National Board of the Smithsonian Institution and she is a trustee of the Brookings Institution.

DAVID L. MURPHY (52), is Vice President of VIP Investment Grade Bond
(2000). He serves as Vice President of Fidelity's Taxable Bond Funds
(2000), Group Leader of Fidelity's Taxable Bond Group (2000), and Vice President of FMR (1998). Mr. Murphy joined Fidelity in 1989 as a manager of fixed-income funds.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 58.

DWIGHT D. CHURCHILL (46), is Vice President of VIP Money Market (2000) and VIP Investment Grade Bond. He serves as President of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds, Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION BEGINNING ON PAGE 58.

MATTHEW N. KARSTETTER (38), is Deputy Treasurer of VIP Money Market, VIP High Income, VIP Equity-Income, VIP Growth, VIP Overseas ,VIP Investment Grade Bond, VIP Asset Manager, VIP Asset Manager: Growth, VIP Index 500, VIP Contrafund, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities (1998) and VIP Mid Cap. He also serves as Deputy Treasurer of other Fidelity funds (1998) and is an employee of FMR
(1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 71.

On behalf of VIP Overseas, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FMR pays FIIA a fee equal to 57% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to a percentage of the fund's monthly average net assets managed by FIIA(U.K.)L on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIIA(U.K.)L on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIIA(U.K.)L on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIIA(U.K.)L (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule below.

  Average Group Assets        Annualized Fee Rate

  from $0 - $500 million      0.30%

  $500 million - $1 billion   0.25%

  over $1 billion             0.20%

FIIA(U.K.)L's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.